Other Income/Expenses and Adjustments	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Other Income/Expenses and Adjustments

7.	OTHER INCOME/EXPENSES AND ADJUSTMENTS
7.1	Other operating income

	For the year ended December 31,
	2017	2016	2015
	US$’000	US$’000	US$’000
Gain on disposal of property, plant, and equipment	99	100	41
Gain on disposal of investment property	—	4,466	32
Reversal of allowance for related parties	—	1	16
Gain on disposal of assets classified as held for sale	4,525	—	—
Reversal of allowance for investment properties	—	—	12
Gain on sales of scrap copper	—	569	607
Other operating income – others	460	305	432
Total other operating income	5,084	5,441	1,140

7.2	Other operating expenses

	For the year ended December 31,
	2017	2016	2015
	US$’000	US$’000	US$’000
Allowance for trade receivables for related parties	27	—	—
Allowance for trade receivables	302	279	332
Allowance for other receivable	—	191	—
Allowance for foreseeable loss	276	236	—
Impairment of property, plant, and equipment	223	2,524	—
Loss on disposal of assets classified as held for sale	—	11	—
Other operating expenses – others	81	145	—
Total other operating expenses	909	3,386	332

7.3	Finance costs

	For the year ended December 31,
	2017	2016	2015
	US$’000	US$’000	US$’000
Interest on debts and borrowings	962	958	1,300
Finance charges payable under finance leases and hire purchase contracts	4	4	4
Total interest expenses	966	962	1,304
Banking charges	255	185	243
Total finance costs	1,221	1,147	1,547

7.4	Finance income

	For the year ended December 31,
	2017	2016	2015
	US$’000	US$’000	US$’000
Interest income	876	1,045	697
Total finance income	876	1,045	697
7.	OTHER INCOME/EXPENSES AND ADJUSTMENTS (continued)
7.5	Other income

	For the year ended December 31,
	2017	2016	2015
	US$’000	US$’000	US$’000
Other income	114	—	—
Dividend income	100	96	99
Net gain on financial instruments	—	171	20
Total other income	214	267	119

7.6	Other expenses

	For the year ended December 31,
	2017	2016	2015
	US$’000	US$’000	US$’000
Others	4	94	180
Net loss on financial instruments	332	—	—
Total other expenses	336	94	180

7.7	Depreciation, amortization and lease expense included in the consolidated income statements

	For the year ended December 31,
	2017	2016	2015
	US$’000	US$’000	US$’000
Included in cost of sales:
Depreciation – tangible assets	4,148	4,633	4,720
Amortization – intangible assets	9	7	5
Included in selling expenses:
Depreciation – tangible assets	132	178	167
Included in general and administrative expenses:
Depreciation – tangible assets	657	616	695
Amortization – intangible assets	40	39	31
Amortization – prepaid land lease payment	35	57	59
Depreciation – investment property	35	24	16
Minimum lease payments recognised as an operating lease expense	1,174	823	876
	6,230	6,377	6,569

7.	OTHER INCOME/EXPENSES AND ADJUSTMENTS (continued)
7.8	Employee benefits expenses

	For the year ended December 31,
	2017	2016	2015
	US$’000	US$’000	US$’000
Included in cost of sales:
Wages and salaries	13,474	13,047	12,575
Labor and health insurance costs	168	146	151
Pension costs	869	854	854
Other employment benefits	817	623	691
Included in selling expenses:
Wages and salaries	3,641	3,604	3,381
Labor and health insurance costs	14	13	14
Pension costs	325	327	291
Other employment benefits	64	52	37
Included in general and administrative expenses:
Wages and salaries	8,364	7,696	8,140
Labor and health insurance costs	219	215	247
Pension costs	656	646	578
Director fees	342	937	745
Other employment benefits	1,119	414	257
Total employee benefits expenses	30,072	28,574	27,961

The accrued compensation and retirement benefits for expatriates were included in employee benefits expenses and in accruals.